42. Information related to guaranteed securities issued by subsidiaries (Details 3) - bbl		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance	[1],[2]	8,549.00	8,010.30		7,885.30
Transfers by loss of control	[1],[3]				(36.8)
Revisions of previous estimates	[1]	(221.9)	1,373.40		736.2
Extensions and discoveries	[1]	36	22.9		206.9
Improved Recovery	[1]				207.6
Sales of reserves	[1]	(42.3)	(24)		(165.5)
Production for the year	[1]	(748.5)	(833.7)		(823.5)
Ending balance	[1]	7,572.30	8,549.00	[2]	8,010.30	[2]
Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance	[1],[4]	9,516.70	9,510.10		9,685.50
Transfers by loss of control	[1]				(106.5)
Revisions of previous estimates	[1]	224.1	947.7		465.2
Extensions and discoveries	[1]	40.8	25		343.6
Improved Recovery	[1]				258.8
Sales of reserves	[1]	(67.8)	(72.3)		(282.4)
Production for the year	[1]	(917.6)	(893.8)		(854)
Ending balance	[1]	8,796.30	9,516.70	[4]	9,510.10	[4]
Natural Gas [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance	[1],[2]	8,605.40	8,068.50		7,902.60
Revisions of previous estimates	[1]	(221.7)	1,384.40		768
Extensions and discoveries	[1]	36	23.2		206.9
Improved Recovery	[1]				207.6
Sales of reserves	[1]	(89.5)	(24)		(195.2)
Purchases of reserves	[1]				6.9
Production for the year	[1]	(750.1)	(846.7)		(828.4)
Ending balance	[1]	7,580.10	8,605.40	[2]	8,068.50	[2]
Oil equivalent [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance	[1],[4]	9,590.40	9,606.20		9,751.70
Revisions of previous estimates	[1]	223.7	943.7		473.3
Extensions and discoveries	[1]	40.8	25.6		343.6
Improved Recovery	[1]				258.8
Sales of reserves	[1]	(116.8)	(72.3)		(367.8)
Purchases of reserves	[1]				9.1
Production for the year	[1]	(922.5)	(912.8)		(862.6)
Ending balance	[1]	8,815.70	9,590.40	[4]	9,606.20	[4]
BRAZIL | Natural Gas [member] | Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance	[1],[2]	8,380.60	7,790.50		7,676.10
Revisions of previous estimates	[1]	(92.5)
Extensions and discoveries	[1]	36
Sales of reserves	[1]	(42.3)
Production for the year	[1]	(735.2)
Ending balance	[1]	7,546.70	8,380.60	[2]	7,790.50	[2]
BRAZIL | Natural Gas [member] | Total Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Transfers by loss of control	[1],[3]		1,415.70
Revisions of previous estimates	[1]		1,415.70		737.2
Extensions and discoveries	[1]		15.3		136.8
Improved Recovery	[1]				207.6
Sales of reserves	[1]		(24)		(165.5)
Production for the year	[1]		(816.9)		(801.8)
BRAZIL | Synthetic Gas [member] | Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance	[1],[2]	12.1	5.7		8.1
Revisions of previous estimates	[1]	(10.8)			(1)
Extensions and discoveries	[1]		7.6
Production for the year	[1]	(1.4)	(1.2)		(1.3)
Ending balance	[1],[2]		12.1		5.7
BRAZIL | Oil equivalent [member] | Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance	[1],[4]	9,479.60	9,467.10		9,528.80
Revisions of previous estimates	[1]	253.3	954.7		465.6
Extensions and discoveries	[1]	40.8	20.1		331.3
Improved Recovery	[1]				258.8
Sales of reserves	[1]	(67.8)	(72.3)		(282.4)
Production for the year	[1]	(914.2)	(890)		(834.9)
Ending balance	[1]	8,791.70	9,479.60	[4]	9,467.10	[4]
BRAZIL | Synthetic Oil [Member] | Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance	[1],[4]	9.7	5.8		7.4
Revisions of previous estimates	[1]	(8.6)			(0.4)
Extensions and discoveries	[1]		4.9
Production for the year	[1]	(1.2)	(1)		(1.2)
Ending balance	[1],[4]		9.7		5.8
South America [Member] | Natural Gas [member] | Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance	[1],[2]	156.3	214.1		160.2
Revisions of previous estimates	[1]	(118.7)	(42.3)
Extensions and discoveries	[1]				70.1
Production for the year	[1]	(12)	(15.5)		(16.2)
Ending balance	[1]	25.6	156.3	[2]	214.1	[2]
South America [Member] | Oil equivalent [member] | Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance	[1],[4]	27.4	37.2		27.9
Revisions of previous estimates	[1]	(20.6)	(7)
Extensions and discoveries	[1]				12.3
Production for the year	[1]	(2.2)	(2.8)		(3)
Ending balance	[1]	4.6	27.4	[4]	37.2	[4]
North America [Member] | Natural Gas [member] | Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance	[1],[2]		(4.1)		40.9
Transfers by loss of control	[1],[3]				(36.8)
Production for the year	[1]				(4.1)
Ending balance	[1],[2]				(4.1)
North America [Member] | Gas Natural [member] | Equity Method Investee [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance	[1],[2]	9.2	10.8
Transfers by loss of control	[1],[3]				36.8
Revisions of previous estimates	[1]	0.2	0.1		(3.1)
Sales of reserves	[1]				(29.7)
Purchases of reserves	[1]				6.9
Production for the year	[1]	(1.6)	(1.7)		(0.1)
Ending balance	[1]	7.8	9.2	[2]	10.8	[2]
North America [Member] | Oil equivalent [member] | Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance	[1],[4]				121.5
Transfers by loss of control	[1]				(106.5)
Production for the year	[1]				(15)
North America [Member] | Oil equivalent [member] | Equity Method Investee [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance	[1],[4]	24.2	28.4
Transfers by loss of control	[1]				106.5
Revisions of previous estimates	[1]	(0.3)	0.7		(1.4)
Sales of reserves	[1]				(85.4)
Purchases of reserves	[1]				9.1
Production for the year	[1]	(4.5)	(4.9)		(0.5)
Ending balance	[1]	19.4	24.2	[4]	28.4	[4]
Africa [Member] | Gas Natural [member] | Equity Method Investee [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance	[1],[2]	47.2	47.3		17.3
Revisions of previous estimates	[1]		10.9		34.8
Extensions and discoveries	[1]		0.3
Sales of reserves	[1]	(47.2)
Production for the year	[1]		(11.3)		(4.8)
Ending balance	[1],[2]		47.2		47.3
Africa [Member] | Oil equivalent [member] | Equity Method Investee [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance	[1],[4]	49.5	67.7		66.3
Revisions of previous estimates	[1]		(4.7)		9.6
Extensions and discoveries	[1]		0.6
Sales of reserves	[1]	(49)
Production for the year	[1]	(0.5)	(14.1)		(8.1)
Ending balance	[1],[4]		49.5		67.7

[1]	Apparent differences in the sum of the numbers are due to rounding off.
[2]	In 2017, total proved reserves includes 173.7 billion cubic feet related to assets held for sale. In 2018, total proved reserves includes 47.3 billion cubic feet related to PO&G assets held for sale. In 2019, total proved reserves includes 47.2 billion cubic feet related to PO&G assets held for sale.
[3]	Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company ("JV"), of which Murphy Exploration & Production Company ("Murphy" ) has 80% stake and Petrobras America Inc ("PAI") 20% stake.
[4]	In 2017, total proved reserves includes 292.7 million barrels of oil equivalent related to assets held for sale in Brazil; in 2018, includes 67.7 million barrels of oil equivalent related to PO&G assets held for sale in Africa; and in 2019, includes 49.5 million barrels of oil equivalent related to assets held for sale in Africa.